Parts and Supplies Inventory	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Parts and Supplies Inventory
8. Parts and Supplies Inventory
Parts and supplies inventory consists primarily of aircraft parts and materials and supplies. Parts and supplies inventory, net of reserve, consisted of the following:

(In thousands)	December 31, 2023	December 31, 2022
Aircraft parts	$4,824	$3,350
Materials and supplies	318	2,522
	$5,142	$5,872
9. Parts and Supplies Inventory
Parts and supplies inventory consists primarily of aircraft parts and materials and supplies. Parts and supplies inventory, net of reserve of $142 and $0 as of June 30, 2024 and December 31, 2023, respectively, consisted of the following:

	June 30, 2024	December 31, 2023
Aircraft parts	$5,537	$4,824
Materials and supplies	655	318
Less: inventory reserve	(142)	—
	$6,050	$5,142